FAIR VALUE MEASUREMENTS 4 (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 61,000,000	$ 23,000,000	$ 2,000,000
Realized and unrealized gains (losses)	11,000,000	31,000,000	32,000,000
Issuances	51,000,000	58,000,000	7,000,000
Settlements	(24,000,000)	(51,000,000)	(18,000,000)
Balance at end of period	99,000,000	61,000,000	23,000,000
Change in unrealized gains relating to instruments still held at the end of the period	11,000,000	17,000,000	17,000,000
San Diego Gas and Electric Company and Subsidiary [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Congestion Revenue Rights	12	12
San Diego Gas and Electric Company and Subsidiary [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Congestion Revenue Rights	$ (6)	$ (11)